Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Developed Markets Enhanced Options Income ETF (EFAY)

Defiance Emerging Markets Enhanced Options Income ETF (EEMY)

(the “Funds”)

each listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated February 3, 2024,

and each Fund’s Summary Prospectus

Effective immediately, all references to Mick Brokaw in each Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.